Financial Risk Management - Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-derivatives
Trade payables	$ 82,516	$ 93,043
Liabilities to credit institutions	53,273	6,144
Lease liabilities	180,492	276,265
Total non-derivatives	316,281	375,452
Bank overdraft facility	49,922	5,987
Derivatives
Interest rate swaps—net settled	388
Total derivatives	388
Carrying Amount
Non-derivatives
Trade payables	82,516	93,043
Liabilities to credit institutions	52,590	5,987
Lease liabilities	99,108	143,219
Total non-derivatives	234,214	242,249
Derivatives
Interest rate swaps—net settled	316
Total derivatives	316
Less than 3 Months
Non-derivatives
Trade payables	82,516	93,043
Liabilities to credit institutions	49,327	1,240
Lease liabilities	4,671	4,275
Total non-derivatives	136,514	98,558
Derivatives
Interest rate swaps—net settled	388
Total derivatives	388
Between 3 Months and 1 Year
Non-derivatives
Liabilities to credit institutions	1,127	4,904
Lease liabilities	14,015	12,826
Total non-derivatives	15,142	17,730
Between 1 and 2 Years
Non-derivatives
Liabilities to credit institutions	1,443
Lease liabilities	13,328	19,134
Total non-derivatives	14,771	19,134
Between 2 and 5 Years
Non-derivatives
Liabilities to credit institutions	1,376
Lease liabilities	35,201	39,702
Total non-derivatives	36,577	39,702
After 5 Years
Non-derivatives
Lease liabilities	113,277	200,327
Total non-derivatives	$ 113,277	$ 200,327